Other intangible assets (Details 1) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other intangible assets
Gross carrying amount	SFr 44	SFr 68
Accumulated amortization	(24)	(44)
Net carrying amount	20	24
Non-amortizing other intangible assets	271	195
Other intangible assets (mortgage servicing rights), at fair value	244	163
Total other intangible assets, net	291	219
Aggregate amortization expenses and impairment losses
Aggregate amortization	5	8	SFr 7
Impairment	5	1	SFr 2
Estimated amortization expenses
In the next 12 months	3
Year two	2
Year three	2
Year four	2
Year five	2
Tradenames / trademarks
Other intangible assets
Gross carrying amount	27	27
Accumulated amortization	(26)	(26)
Net carrying amount	1	1
Client relationships
Other intangible assets
Gross carrying amount	20	43
Accumulated amortization	(2)	(20)
Net carrying amount	18	23
Other
Other intangible assets
Gross carrying amount	(3)	(2)
Accumulated amortization	4	2
Net carrying amount	1	0
Total other intangible assets, gross	315	263
Bank
Other intangible assets
Total other intangible assets, net	SFr 291	SFr 219